Pension and Other Postretirement Benefits - Components of Net Periodic Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	$ 110	$ 94	$ 116
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	35	35	35
Interest cost	107	107	110
Expected return on plan assets	(132)	(128)	(117)
Amortization of prior service cost	1
Amortization of net actuarial loss	64	47	42
Recognition of benefit contract
Plan amendments			1
Termination benefits			3
Net periodic benefit cost	75	61	74
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	7	5	5
Interest cost	35	37	39
Expected return on plan assets	(18)	(19)	(16)
Amortization of prior service cost	(4)	(5)	(5)
Amortization of net actuarial loss	14	14	13
Recognition of benefit contract
Plan amendments
Termination benefits	1	1	6
Net periodic benefit cost	$ 35	$ 33	$ 42